Property and Equipment, Net - Schedule of Property and Equipment (Details)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Cost:
Total cost	¥ 27,554,391		¥ 18,589,072
Less: Accumulated depreciation	(8,754,980)		(4,659,530)
Property and equipment, net	18,799,411	$ 2,738,443	13,929,542
Office Equipment
Cost:
Total cost	17,979,597		10,883,248
Leasehold Improvements
Cost:
Total cost	¥ 9,574,794		¥ 7,705,824